Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our equity compensation program focuses the efforts of our named executive officers on the achievement of long-term objectives and aligns the interests of our named executive officers with those of our shareholders through the grant of equity awards, the value of which depends on our stock performance, to achieve strong long-term performance. We have historically granted limited equity awards to motivate and retain key executive talent and align their interests with the long-term interests of shareholders. The Company does not follow a predetermined schedule or regular cadence for granting equity awards. Instead, the Board and the Compensation Committee exercises their discretion in determining when to grant equity awards based on the individual circumstances at the time, including the hiring or promotion of key personnel, retention considerations, or other factors the Board or the Compensation Committee deems relevant. The Board and the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025. The Board and the Compensation Committee do not time the release of material nonpublic information to affect the value of executive compensation.

In connection with the IPO, our Board adopted and our shareholders approved the Commercial Bancgroup, Inc. 2025 Omnibus Incentive Plan (the “2025 Plan”), effective September 16, 2025. The 2025 Plan will terminate automatically on September 16, 2035, unless terminated earlier by the Company, and no awards may be granted under the 2025 Plan following such termination. The 2025 Plan provides for grants of (a) incentive stock options, (b) nonstatutory stock options, (c) stock appreciation rights, (d) restricted stock, (e) RSUs, (f) performance awards, and (g) other awards.

All awards granted under the 2025 Plan will be subject to clawback or recoupment under any clawback or recoupment policy adopted by the Board or the Compensation Committee or required by applicable law. In the event that the Company is subject to a change in control, outstanding grants under the 2025 Plan will be subject to the agreement evidencing or providing for the change in control.

On September 29, 2025, and in accordance with the terms of his employment agreement, the Company granted Terry L. Lee 42,500 RSUs under the 2025 Plan having a grant date value of $1,020,000. These RSUs are to be settled in shares of our common stock. The RSUs generally will vest in three equal annual installments on the first three anniversaries of the grant date, subject to Mr. Lee’s continued employment through the applicable vesting date.

Award Timing Method

Our equity compensation program focuses the efforts of our named executive officers on the achievement of long-term objectives and aligns the interests of our named executive officers with those of our shareholders through the grant of equity awards, the value of which depends on our stock performance, to achieve strong long-term performance. We have historically granted limited equity awards to motivate and retain key executive talent and align their interests with the long-term interests of shareholders. The Company does not follow a predetermined schedule or regular cadence for granting equity awards. Instead, the Board and the Compensation Committee exercises their discretion in determining when to grant equity awards based on the individual circumstances at the time, including the hiring or promotion of key personnel, retention considerations, or other factors the Board or the Compensation Committee deems relevant. The Board and the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025. The Board and the Compensation Committee do not time the release of material nonpublic information to affect the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Board and the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025. The Board and the Compensation Committee do not time the release of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false